LOSS PER SHARE (Details Narrative) - Integer	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,252	1,252		9,074	9,254
Purchase of ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,252	13,528	34,036	9,238